SCHEDULE OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in Financial Assets	$ 9,366	$ 14,222
Total Financial Assets Measured at Fair Value	9,366	14,222
Warrants		269
Financial Liabilities Measured at Fair Value		269
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in Financial Assets	9,366	14,222
Total Financial Assets Measured at Fair Value	9,366	14,222
Warrants
Financial Liabilities Measured at Fair Value
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in Financial Assets
Total Financial Assets Measured at Fair Value
Warrants		269
Financial Liabilities Measured at Fair Value		$ 269